SCHEDULE OF REMAINING CONTRACTUAL MATURITIES OF BANK LOANS (Details) - USD ($)	May 31, 2026	May 31, 2025
Debt Disclosure [Abstract]
2027	$ 323,374
2028	565,031
2029	557,579
2030	407,475
2031	335,724
Thereafter	666,750
Total repayments of bank loans	2,855,933
Less: interest	(416,527)
Bank loans as of May 31, 2026	$ 2,439,406	$ 1,834,398